January 8, 2004

                          DREYFUS FOUNDERS FUNDS, INC.
                     SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION
                                DATED MAY 1, 2003

DIRECTORS AND OFFICERS

The section of the Statement of Additional Information entitled "Directors and Officers" is hereby amended on page 29 by replacing the last sentence of the first paragraph with the following:

      The directors have no official term of office and generally serve until they reach the mandated retirement age of 75, resign, or are not reelected.

The section of the Statement of Additional Information entitled "Directors and Officers - Officers" is hereby amended on pages 36 and 37 by replacing the table with the following:

                            POSITION(S) HELD
                             WITH FUND AND
         NAME                LENGTH OF TIME        PRINCIPAL OCCUPATION(S)
        AND AGE                  SERVED            DURING PAST FIVE YEARS
------------------------  ---------------------  ----------------------------
Richard W. Sabo           President of the       Founders' President and
Age:  46                  Funds since 2000.      Chief Executive Officer,
                          Principal Executive    Member of Founders Board
                          Officer since          of Managers and Director
                          November 2002.         of The Dreyfus Corporation
                                                 (December 1998 to
                                                 present). Formerly, Senior
                                                 Vice President and
                                                 Regional Director for
                                                 Prudential Securities,
                                                 Inc. (1991 to 1998)

David L. Ray              Vice President of      Founders' Senior Vice
Age:  46                  the Funds since        President - Administration
                          2000, and from 1990    and Treasurer.  Employed
                          to 1998.               by Founders and its
                                                 predecessor company since
                                                 1990.  Formerly, Treasurer
                                                 of the Funds (1990 to
                                                 1998).

Kenneth R.                Secretary of the       Founders' Senior Vice
Christoffersen            Funds since 2000,      President - Legal, General
Age:  48                  and from 1996 to       Counsel and Secretary.
                          1998.                  Employed  by  Founders  and its
                                                 predecessor company since 1996.


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

                            POSITION(S) HELD
                             WITH FUND AND
         NAME                LENGTH OF TIME        PRINCIPAL OCCUPATION(S)
        AND AGE                  SERVED            DURING PAST FIVE YEARS
------------------------  ---------------------  ----------------------------
Robert T. Kelly           Treasurer and          Founders' Vice President
Age:  34                  Principal Financial    of Portfolio Accounting
                          Officer of the         since 2000.  Formerly,
                          Funds since            Assistant Treasurer of the
                          December 2003.         Funds (2000 to 2003), and
                                                 Head of Equity Desk for
                                                 ABN Amro Trust Company
                                                 (Cayman)   Limited   (1998   to
                                                 2000).

Paula S. Maddox           Assistant Treasurer    Founders' Operations
Age:  37                  of the Funds since     Manager - Portfolio
                          August 2002.           Accounting since November
                                                 2003.  Formerly, Founders'
                                                 Manager of Fund Accounting
                                                 (2000 to 2003) and
                                                 Supervisor of Fund
                                                 Accounting (1997 to 2000).

Peter M. Greenly          Assistant Treasurer    Founders' Manager of
Age:  35                  of the Funds since     Portfolio Accounting since
                          August 2002.           November 2003.  Formerly,
                                                 Founders' Manager of
                                                 Private Client Accounting
                                                 and Operations (2000 to
                                                 2003) and Supervisor of
                                                 Fund Accounting (1998 to
                                                 2000).  Employed by
                                                 Founders and its
                                                 predecessor company since
                                                 1994.

Kelly J. Harrington       Assistant Treasurer    Founders' Manager of
Age:  39                  of the Funds since     Settlements since January
                          December 2003.         2000.  Formerly,
                                                 Operations employee for
                                                 Meridian Investment
                                                 Management Corp. (1995 to
                                                 2000).

Charles P. Kirschner      Assistant Treasurer    Founders' Supervisor of
Age:  35                  of the Funds since     Fund Accounting since
                          August 2003.           August 2003.  Formerly,
                                                 Founders' Senior Fund
                                                 Accountant and Team Leader
                                                 (July 2002 to August
                                                 2003), Corporate
                                                 Actions/Pricing Specialist
                                                 (October 2000 to July
                                                 2002), freelance work
                                                 (2000), and General
                                                 Correspondent and Customer
                                                 Service Representative for
                                                 OppenheimerFunds
                                                 Distributor, Inc. (1998 to
                                                 1999).

Janelle E. Belcher        Assistant Secretary    Founders' Vice President -
Age:  45                  of the Funds since     Compliance since April
                          May 2002.              2002.  Formerly, Founders'
                                                 Manager of Compliance
                                                 (July 2000 to April
                                                 2002).  Formerly,
                                                 Securities Compliance

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

                            POSITION(S) HELD
                             WITH FUND AND
         NAME                LENGTH OF TIME        PRINCIPAL OCCUPATION(S)
        AND AGE                  SERVED            DURING PAST FIVE YEARS
------------------------  ---------------------  ----------------------------

                                                 Examiner, Staff Accountant
                                                 and Team Leader for the
                                                 U.S. Securities and
                                                 Exchange Commission (1990
                                                 to 2000).

William G. Germenis       Anti-Money             Vice President and
Age:  32                  Laundering             Anti-Money Laundering
                          Compliance Officer     Compliance Officer of DSC,
                          for the Class A,       and Anti-Money Laundering
                          Class B, Class C,      Compliance Officer of
                          Class R, and Class     investment companies
                          T shares of the        managed by Dreyfus.
                          Funds since July       Employed by DSC since
                          2002 and for the       1998.  Prior to joining
                          Class F shares of      DSC, Vice President of
                          the Funds since May    Compliance Data Center,
                          2003.                  Inc.

The section of the Statement of Additional Information entitled "Investment Adviser, Distributor and Other Service Providers - Investment Adviser" is hereby amended on pages 44-45 by replacing the last paragraph of that section with the following:

            Founders and its predecessor companies have been providing investment management services since 1938. In addition to serving as adviser to the Funds, Founders serves as investment adviser or sub-adviser to various other mutual funds and private accounts. The officers of Founders include Stephen E. Canter, Chairman; Richard W. Sabo, President and Chief Executive Officer; Robert T. Ammann, Vice President; Janelle E. Belcher, Vice President; Kenneth R. Christoffersen, Senior Vice President, General Counsel and Secretary; John B. Jares, Vice President; Robert T. Kelly, Vice President; David L. Ray, Senior Vice President, Treasurer and Assistant Secretary; William L. Reith, Vice President; Richard A. Sampson, Senior Vice President; Kevin S. Sonnett, Vice President; Tracy P. Stouffer, Vice President; David M. Sundquist, Vice President; and Lisa G. Warshafsky, Vice President. The affiliations of Messrs. Sabo, Ray, Christoffersen and Kelly and Ms. Belcher with the Company are shown under the "Directors and Officers" section of this SAI.

The section of the Statement of Additional Information entitled "Purchase of Shares" is hereby amended on page 48 by replacing the third full paragraph on that page with the following:

            Agents may receive different levels of compensation for selling different Classes of shares. Agents may impose certain conditions on their clients which are different from those described in the Company's Prospectuses and this Statement of Additional Information and, to the extent permitted by applicable regulatory authority, may charge their clients direct fees. Agents may receive payments from Dreyfus or Founders

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

      in connection with their offering of Fund shares to their customers, or for marketing, distribution or other services. The receipt of such payments could create an incentive for the Agent to offer a particular Fund instead of other mutual funds where such payments are not received. Please consult a representative of your Agent or Retirement Plan for further information.






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